TRADE PAYABLES (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Open debts mainly in USD	$ 7,847	$ 7,256
Open debts in EUR	11,426	4,206
Open debts in NIS	5,557	5,822
Sub-Total	24,830	17,284
Notes payable		1
Total Trade Payables	$ 24,830	$ 17,285